Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Product inventory	$ 546	$ 611
Materials, supplies and other	1,488	1,204
Total inventory	2,034	1,815
Cost of inventories recognised as expense during period	$ 29,000	$ 33,000